Intangible Assets (Details Textual) - ILS (₪) ₪ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Intangible Assets (Textual)
Carrying amount of multi-channel television sector		₪ 2,278		₪ 2,937
Impairment loss		₪ 2,294	[1],[2]	129
Goodwill Impairment [Member]
Intangible Assets (Textual)
Nominal capital rate		7.75%
Permanent growth rate		1.00%
Cellular communications [Member]
Intangible Assets (Textual)
Carrying amount of multi-channel television sector		₪ 685		₪ 1,163
Recoverable amount		5,342
Impairment loss	₪ 333	₪ 145
International communications and Internet services [Member]
Intangible Assets (Textual)
Nominal capital rate		9.25%
Permanent growth rate		3.00%
Carrying amount of multi-channel television sector		₪ 476
Multi Channel Television [Member]
Intangible Assets (Textual)
Nominal capital rate		8.50%
Permanent growth rate		0.00%
Carrying amount of multi-channel television sector		₪ 871
Description of business combination		Based on the assessment of the fair value of the non-current assets of DBS, the carrying amount of the depreciable assets (including customer relations and branding attributable to DBS in the business combination) is NIS 1,638 higher than their fair value less disposal costs. Accordingly, the Group recognized an impairment loss of NIS 1,638 in the multi-channel television cash-generating unit (after writing off the tax reserve for customer relations and branding in the amount of NIS 1,524).
Bezeq International [Member]
Intangible Assets (Textual)
Nominal capital rate		10.25%
Permanent growth rate		3.00%
Impairment loss		₪ 37
Description of valuation of assets		The carrying amount of the cellular telephone CGU is NIS 461 higher than its recoverable amount of NIS 1,200 (which includes rights of use asset as a result of implementing IFRS 16). Consequently, an impairment loss of NIS 140 attributable to shareholders was recognized. Due to the impairment of the CGU, the recoverable amount is the same as the carrying amount.

[1]	For information regarding early adoption of IFRS 16, Leases, see Note 2.I.1
[2]	For information regarding early adoption of IFRS 16, Leases, see Note 3a.